Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
The following table reconciles the numerators and denominators used to calculate basic and diluted earnings per share (in millions):

	Year Ended September 30,
	2015	2014	2013
Income Available to Common Shareholders
Income from continuing operations	$1,439	$1,404	$992
Income (loss) from discontinued operations	124	(189)	186
Basic and diluted income available to common shareholders	$1,563	$1,215	$1,178

Weighted Average Shares Outstanding
Basic weighted average shares outstanding	655.2	666.9	683.7
Effect of dilutive securities:
Stock options and unvested restricted stock	6.3	7.9	5.5
Diluted weighted average shares outstanding	661.5	674.8	689.2

Antidilutive Securities
Options to purchase common shares	0.4	0.1	0.8